Inventories, Net (Table)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories table
	As of December 31,
	2019	2018
Inventory	$521,032	$147,861
Less: reserve for obsolete inventories	(7,981)	(75,360)
Total	$513,051	$72,501